Derivative liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedges, Liabilities [Abstract]
Convertible debt conversion and other issuances		$ 16,059			$ 373,800
Gain on derivative liabilities	$ 68,100		$ 87,500	$ 93,800
Loss on derivative liabilities					138,600
Derivative liabilities		$ 0		$ 44,810	$ 138,561